Acquisitions and Divestitures	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions and Divestitures

E. Acquisitions and Divestitures—In July 2016, Alcoa Corporation’s wholly-owned subsidiary, Alcoa Power Generating Inc., reached an agreement to sell its 215-megawatt Yadkin Hydroelectric Project (Yadkin) to ISQ Hydro Aggregator LLC. Yadkin encompasses four hydroelectric power developments (reservoirs, dams and powerhouses), known as High Rock, Tuckertown, Narrows and Falls, situated along a 38-mile stretch of the Yadkin River through the central part of North Carolina. This transaction is expected to close in the first half of 2017, subject to customary federal and state regulatory approvals. Upon completion of this transaction, Alcoa Corporation will pay to Arconic the after-tax proceeds it receives in accordance with the Separation and Distribution Agreement entered into by both companies in conjunction with the Separation Transaction (see Note A). The power generated by Yadkin is primarily sold into the open market. Yadkin generated sales of approximately $20 in 2015, and had approximately 35 employees as of September 30, 2016. The carrying value of the net assets to be sold was $127 as of both September 30, 2016 and December 31, 2015, which consist mostly of properties, plants, and equipment.

F. Acquisitions and Divestitures

2015 Divestitures. In 2015, Alcoa Corporation had post-closing adjustments, as provided for in the respective purchase agreements, related to two divestitures completed in December 2014 (see 2014 Divestitures below). The combined post-closing adjustments resulted in net cash received of $41 and a net loss of $24, which was recorded in Restructuring and other charges (see Note D) on the accompanying Statement of Combined Operations. These two divestitures are no longer subject to post-closing adjustments.

2014 Divestitures. In 2014, Alcoa Corporation completed the divestiture of three operations as described below. Combined, these transactions yielded net cash proceeds of $223 and resulted in a net loss of $216, which was recorded in Restructuring and other charges (see Note D) on the accompanying Statement of Combined Operations. Two of the three transactions were subject to certain post-closing adjustments as defined in the respective purchase agreements as of December 31, 2014 (see 2015 Divestitures above).

In November 2014, Alcoa Corporation completed the sale of an aluminum rod plant located in Bécancour, Québec, Canada to Sural Laminated Products. This facility takes molten aluminum and shapes it into the form of a rod, which is used by customers primarily for the transportation of electricity. While owned by Alcoa Corporation, the operating results and assets and liabilities of this plant were included in the former Primary Metals segment. In conjunction with this transaction, Alcoa Corporation entered into a multi-year agreement with Sural Laminated Products to supply molten aluminum for the rod plant. The aluminum rod plant generated sales of approximately $200 in 2013 and, at the time of divestiture, had approximately 60 employees.

In December 2014, Alcoa Corporation’s majority-owned subsidiary (60%), Alcoa World Alumina and Chemicals (AWAC), completed the sale of its ownership stake in a bauxite mine and alumina refinery joint venture in Jamaica to Noble Group Ltd. The joint venture was 55% owned by a subsidiary of AWAC, which is 40% owned by Alumina Limited. While owned by AWAC, 55% of both the operating results and assets and liabilities of this joint venture were included in the former Alumina segment. As it relates to AWAC’s previous 55% ownership stake, the refinery (AWAC’s share of the capacity was 778,800 metric-tons-per-year) generated sales (third-party and intersegment) of approximately $200 in 2013, and the refinery and mine combined, at the time of divestiture, had approximately 500 employees.

Also in December 2014, Alcoa Corporation completed the sale of its 50.33% ownership stake in the Mt. Holly smelter located in Goose Creek, South Carolina to Century Aluminum Company. While owned by Alcoa Corporation, 50.33% of both the operating results and assets and liabilities related to the smelter were included in the former Primary Metals segment. As it relates to Alcoa Corporation’s previous 50.33% ownership stake, the smelter (Alcoa Corporation’s share of the capacity was 115,000 metric-tons-per-year) generated sales of approximately $280 in 2013 and, at the time of divestiture, had approximately 250 employees.